Basis of Presentation and General Information (Tables)	12 Months Ended
Dec. 31, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of list of subsidiaries

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") and present the consolidated financial statements of Box Ships Inc. and its wholly-owned subsidiaries listed below:

Company	Vessel Acquisition Date	Vessel Sale Date	Vessel's Name	Built	TEU[4]
Polyaristi Navigation Co.[1,6]	April 29, 2011	November 24, 2016	Box Voyager	2010	3,426
Efploias Shipping Co. [1,6]	April 29, 2011	November 24, 2016	Box Trader	2010	3,426
Tacita Oceanway Carrier Co. [1]	May 19, 2011	December 13, 2016	Box Kingfish	2007	5,095
Alaqua Marine Ltd. [1]	May 31, 2011	December 9, 2016	Box Marlin	2007	5,095
Aral Sea Shipping S.A. [1]	May 19, 2011	October 31, 2016	Box Queen	2006	4,546
Amorita Development Inc. [1,6]	May 9, 2011	November 24, 2016	Maule	2010	6,589
Lawry Shipping Ltd [2]	August 3, 2011	September 22, 2016	Box Emma	2004	5,060
Triton Shipping Limited [3]	June 25, 2012	August 9, 2016	Box Hong Kong	1995	5,344
Rosetta Navigation Corp. Limited [3]	July 5, 2012	August 11, 2016	Box China	1996	5,344
Ardal International Co. [5]

[1] Incorporated in Liberia.

[2] Incorporated in Marshall Islands.

[3] Incorporated in Hong Kong.

4 TEU: A 20-foot equivalent unit, the international standard measure for containers and containership capacity.

[5] Non-vessel owning subsidiary.

[6] The issued and outstanding capital stock of the company was sold on November 24, 2016 to entities affiliated to Mr. Michael Bodouroglou, the Company's Chairman, President, Chief Executive Officer and Interim Chief Financial Officer (Notes 4 and 5).

Schedule of charterer revenue percentage

The following charterers individually accounted for more than 10% of the Company's time charter revenue for the years ended December 31, 2014, 2015 and 2016:

	% of time charter revenue
Charterer	2014	2015	2016
Compania Sud Americana De Vapores S.A.	25%	-	-
CMA CGM	14%	29%	24%
Chenglie Navigation Co.	-	-	20%
Mediterranean Shipping Co. S.A.	16%	11%	26%
Orient Overseas Container Line Limited	35%	17%	-
Hapag Lloyd	-	25%	21%